Investments - Schedule of Investments (Detail) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Equity Method Investments and Joint Ventures [Abstract]
Equity method investments	$ 1,862	$ 2,023
Private equity investments	323	50
Other	4	6
Investments	$ 2,189	$ 2,079